Financial and Capital Risk Management and Fair Value Measurement - Summary of Fair Value Hierarchy (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value	£ 2,131,000	£ 2,061,000
Financial liabilities	£ 2,131,000	£ 2,061,000
Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities at fair value	£ 1,005,613	£ 1,346,484
Financial liabilities	£ 1,005,613	£ 1,346,484
Convertible loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities	£ 2,038,881	£ 1,977,393
Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2018	Dec. 31, 2017
Financial liabilities	£ 19,445,756	£ 18,774,924
The Alpha-1 Project funding liability[member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Date of valuation	Dec. 31, 2018
Financial liabilities	£ 34,829
Level 3 of fair value hierarchy [member] | Provision for deferred cash consideration [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	2,131,000	2,061,000
Level 3 of fair value hierarchy [member] | Warrant liability [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value	1,005,613	1,346,484
Level 3 of fair value hierarchy [member] | Convertible loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	2,038,881	1,977,393
Level 3 of fair value hierarchy [member] | Bank loan [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	19,445,756	£ 18,774,924
Level 3 of fair value hierarchy [member] | The Alpha-1 Project funding liability[member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	£ 34,829